Prepayments	12 Months Ended
Dec. 31, 2021
Prepayments [Abstract]
Prepayments
19.	Prepayments

As at December 31, 2021 and 2020, this account consists of:

	2021	2020
	(in million pesos)
Advances to suppliers and contractors	82,749	55,891
Prepaid taxes	15,652	15,241
Prepaid fees and licenses	1,631	1,182
Prepaid benefit costs (Note 26)	1,018	1,021
Prepaid rent	574	401
Prepaid repairs and maintenance	531	228
Prepaid insurance (Note 25)	163	130
Other prepayments	5,166	2,672
	107,484	76,766
Less current portion of prepayments	12,707	10,657
Noncurrent portion of prepayments	94,777	66,109

Advances to suppliers and contractors are noninterest-bearing and are to be applied to contractors’ subsequent progress billings for projects.

Prepaid taxes include creditable withholding taxes and input VAT.

Prepaid benefit costs represent excess of fair value of plan assets over present value of defined benefit obligations recognized in our consolidated statements of financial position.  See Note 26 – Pension and Other Employee Benefits.